UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F-HR
FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):   [ ] is a restatement
                                     [x] adds new holding entires

Institutional Investment Manager Filing this Report:

Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number:  28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          April 14, 2010
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]                13F HOLDINGS REPORT.

[ ]                13F NOTICE.

[ ]                13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F information Table Entry Total:            118

Form 13F Information Table Value Total:          500,782


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority
                                                              Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer                      Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------                      -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----

Alexion Pharmaceuticals Inc        COM            015351109     9835   180883   SH       Sole                    94925        85958
Alpha Natural Resources Inc        COM            02076X102     9862   197676   SH       Sole                   103705        93971
Altera Corp                        COM            021441100     6741   277291   SH       Sole                   145475       131816
American Public Education Inc      COM            02913V103      695    14916   SH       Sole                                 14916
Ameron Intl Corp                   COM            030710107      443     7050   SH       Sole                                  7050
Arbitron, Inc.                     COM            03875Q108      588    22050   SH       Sole                                 22050
Bed Bath & Beyond Inc.             COM            075896100     9371   214150   SH       Sole                   111960       102190
Blue Nile Inc                      COM            09578R103      566    10290   SH       Sole                                 10290
BorgWarner Inc                     COM            099724106     6908   180920   SH       Sole                    94820        86100
Brightpoint Inc.                   COM            109473405      540    71730   SH       Sole                                 71730
Carbo Ceramics Inc                 COM            140781105      532     8540   SH       Sole                                  8540
Carrizo Oil + Gas Inc Com          COM            144577103      498    21710   SH       Sole                                 21710
Cavium Network Inc                 COM            14965A101      556    22380   SH       Sole                                 22380
Chipotle Mexican Grill Inc.        COM            169656105     9225    81880   SH       Sole                    42950        38930
City National Corp.                COM            178566105     6621   122680   SH       Sole                    64370        58310
Clorox Co.                         COM            189054109     4762    74240   SH       Sole                    38940        35300
Cogent Communications Group I      COM            19239V302      543    52130   SH       Sole                                 52130
Coherent, Inc.                     COM            192479103      684    21390   SH       Sole                                 21390
Coinstar Inc                       COM            19259P300     6547   201450   SH       Sole                    92650       108800
Community Health Systems           COM            203668108     5394   146073   SH       Sole                    76560        69513
Compellent Technologies Inc.       COM            20452A108      333    19000   SH       Sole                                 19000
Computer Programs & Sys Inc        COM            205306103      585    14964   SH       Sole                                 14964
Constant Contact Inc               COM            210313102      688    29630   SH       Sole                                 29630
Covance Inc                        COM            222816100     7114   115880   SH       Sole                    60765        55115
Cree Inc                           COM            225447101     8517   121285   SH       Sole                    63590        57695
Crown Holdings Inc.                COM            228368106     5710   211790   SH       Sole                   111080       100710
DTS Inc                            COM            23335C101      788    23137   SH       Sole                                 23137
DeVry Inc                          COM            251893103     6798   104265   SH       Sole                    54680        49585
Digital Realty Trust Inc.          COM            253868103    10404   191960   SH       Sole                   100670        91290
Dime Community Bancorp Inc         COM            253922108      423    33480   SH       Sole                                 33480
Dolan Media Co                     COM            25659P402      389    35750   SH       Sole                                 35750
Dollar Tree Inc                    COM            256746108     5118    86430   SH       Sole                    45370        41060
Dr Pepper Snapple Group Inc.       COM            26138E109     9174   260860   SH       Sole                   136860       124000
Dupont Fabros Technology           COM            26613Q106      706    32680   SH       Sole                                 32680
EXCO Resources Inc                 COM            269279402     5176   281600   SH       Sole                   147710       133890
Elizabeth Arden, Inc.              COM            28660G106      355    19730   SH       Sole                                 19730
EnerNOC, Inc.                      COM            292764107      523    17610   SH       Sole                                 17610
EnerSys Inc.                       COM            29275Y102      539    21860   SH       Sole                                 21860
Evercore Partners, Inc.            COM            29977A105      500    16670   SH       Sole                                 16670
Forward Air Corp                   COM            349853101      610    23200   SH       Sole                                 23200
Genoptix Inc                       COM            37243V100      635    17900   SH       Sole                                 17900
Grainger (WW) Inc.                 COM            384802104     8772    81130   SH       Sole                    42556        38574
Great Lakes Dredge & Dock Cor      COM            390607109      473    90020   SH       Sole                                 90020
Green Mountain Coffee Roaster      COM            393122106    12913   133370   SH       Sole                    69950        63420
Greenhill & Co.                    COM            395259104     7320    89167   SH       Sole                    46704        42463
Harman International Inds.         COM            413086109     7185   153600   SH       Sole                    80540        73060
Hhgregg Inc.                       COM            42833L108      638    25260   SH       Sole                                 25260
Hughes Communications Inc          COM            444398101      672    24127   SH       Sole                                 24127
IPC The Hospitalist Co. Inc.       COM            44984A105      681    19410   SH       Sole                                 19410
Insulet Corp.                      COM            45784P101      456    30250   SH       Sole                                 30250
Iron Mountain Inc                  COM            462846106     8395   306390   SH       Sole                   161050       145340
J. Crew Group Inc.                 COM            46612H402     6754   147150   SH       Sole                    77140        70010
K12, Inc.                          COM            48273U102      565    25450   SH       Sole                                 25450
KLA-Tencor Corp                    COM            482480100     7227   233735   SH       Sole                   122590       111145
Koppers Hldgs Inc                  COM            50060P106      536    18940   SH       Sole                                 18940
LKQ Corp                           COM            501889208     7776   383035   SH       Sole                   189366       193669
Lam Research Corp.                 COM            512807108     7905   211830   SH       Sole                   111120       100710
Lauder Estee Cos Inc Cl A          COM            518439104     9212   142010   SH       Sole                    74490        67520
Linear Technology Corp.            COM            535678106    10492   370990   SH       Sole                   194570       176420
Littelfuse, Inc.                   COM            537008104      493    12980   SH       Sole                                 12980
Logitech International SA          COM            H50430232     7068   432550   SH       Sole                   226920       205630
Luminex Corp                       COM            55027E102      579    34410   SH       Sole                                 34410
Marten Transport Ltd               COM            573075108      489    24820   SH       Sole                                 24820
Marvell Technology Group Ltd       COM            G5876H105     5634   276424   SH       Sole                   145005       131419
Maxwell Technologies Inc.          COM            577767106      490    39560   SH       Sole                                 39560
Medidata Solutions Inc.            COM            58471A105      546    35930   SH       Sole                                 35930
MetroPCS Communications Inc        COM            591708102     6426   907645   SH       Sole                   476185       431460
Monro Muffler Brake Inc.           COM            610236101      728    20360   SH       Sole                                 20360
Nalco Holding Co                   COM            62985Q101     8387   344738   SH       Sole                   180851       163887
Net 1 UEPS Technologies Inc        COM            64107N206      488    26534   SH       Sole                                 26534
NetSuite Inc                       COM            64118Q107      644    44300   SH       Sole                                 44300
Netezza Corp.                      COM            64111N101      732    57210   SH       Sole                                 57210
Nordson Corp.                      COM            655663102     6954   102390   SH       Sole                    53720        48670
Nordstrom Inc.                     COM            655664100     8867   217070   SH       Sole                   113870       103200
NuVasive Inc                       COM            670704105    10286   227560   SH       Sole                   110140       117420
Onyx Pharmaceuticals Inc           COM            683399109      599    19780   SH       Sole                                 19780
Overseas Shipholding Group In      COM            690368105      355     9050   SH       Sole                                  9050
Owens Corning                      COM            690742101     4709   185110   SH       Sole                    97050        88060
Pall Corp                          COM            696429307     6113   150970   SH       Sole                    79210        71760
Par Pharmaceutical Cos. Inc.       COM            69888P106      742    29920   SH       Sole                                 29920
Parametric Technology Corp.        COM            699173209     7250   401650   SH       Sole                   210700       190950
Peet's Coffee & Tea Inc.           COM            705560100      690    17390   SH       Sole                                 17390
Polycom Inc.                       COM            73172K104     6392   209010   SH       Sole                   109660        99350
Power Intergrations, Inc.          COM            739276103      645    15650   SH       Sole                                 15650
Price T.Rowe Group Inc             COM            74144T108    13796   251165   SH       Sole                   131670       119495
Qiagen NV                          COM            N72482107     5924   257694   SH       Sole                   135135       122559
RBC Bearings Inc                   COM            75524B104      526    16495   SH       Sole                                 16495
RTI Biologics Inc.                 COM            74975N105      482   111430   SH       Sole                                111430
RehabCare Group Inc                COM            759148109      498    18264   SH       Sole                                 18264
Robert Half International Inc      COM            770323103     8146   267700   SH       Sole                   140440       127260
Rovi Corporation                   COM            779376102     8894   239540   SH       Sole                   125640       113900
Rue21 Inc.                         COM            781295100      377    10880   SH       Sole                                 10880
SPX Corp                           COM            784635104     7222   108900   SH       Sole                    57130        51770
Salesforce.com Inc                 COM            79466L302     9506   127684   SH       Sole                    67005        60679
Sigma-Aldrich Corp.                COM            826552101     9239   172184   SH       Sole                    90314        81870
Signature Bank                     COM            82669G104     6396   172630   SH       Sole                    90460        82170
Silicon Laboratories               COM            826919102     6030   126500   SH       Sole                    60270        66230
Skyworks Solutions Inc             COM            83088M102     4964   318205   SH       Sole                   153495       164710
Smart Balance Inc.                 COM            83169Y108      663   102260   SH       Sole                                102260
Solera Hldgs Inc                   COM            83421A104      742    19200   SH       Sole                                 19200
Southwest Airlines                 COM            844741108     5780   437190   SH       Sole                   229350       207840
St. Jude Medical Inc               COM            790849103     4915   119740   SH       Sole                    62820        56920
Stifel Financial Corp.             COM            860630102     8905   165679   SH       Sole                    80844        84835
Taser International                COM            87651B104      626   106850   SH       Sole                                106850
Temple-Inland Inc.                 COM            879868107     4668   228465   SH       Sole                   119070       109395
Terremark Worldwide Inc.           COM            881448203      564    80470   SH       Sole                                 80470
Tessera Technologies Inc           COM            88164L100      498    24570   SH       Sole                                 24570
Thoratec Corp                      COM            885175307     9513   284400   SH       Sole                   136390       148010
Ultra Petroleum Corp               COM            903914109     6590   141335   SH       Sole                    74125        67210
Ultratech Inc                      COM            904034105      491    36070   SH       Sole                                 36070
Urban Outfitters Inc               COM            917047102     8629   226908   SH       Sole                   118980       107928
Valspar Corp.                      COM            920355104     7337   248870   SH       Sole                   130560       118310
Volcano Corp                       COM            928645100      812    33600   SH       Sole                                 33600
Wabco Holdings                     COM            92927K102      472    15790   SH       Sole                                 15790
Williams Cos.                      COM            969457100     6894   298450   SH       Sole                   156480       141970
Zebra Technologies Corp Cl A       COM            989207105     7659   258747   SH       Sole                   126550       132197
athenahealth Inc                   COM            04685W103     5153   140950   SH       Sole                    64830        76120
tw telecom Inc Cl A                COM            87311L104     7593   418337   SH       Sole                   219443       198894
REPORT SUMMARY                      118 DATA RECORD           500782           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED